Provisions - Summary of Movement of Other Provisions (Detail) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)
Disclosure of Provisions [Line Items]
Other provisions beginning balance	€ 1,321
Charge to income statement	552
Releases	(157)
Utilisation	(356)
Reclassification	(72)	[1]
Currency translation	(4)
Other provisions ending balance	1,284
Restructuring [Member]
Disclosure of Provisions [Line Items]
Other provisions beginning balance	445
Charge to income statement	371
Releases	(75)
Utilisation	(257)
Reclassification	(18)	[1]
Currency translation	4
Other provisions ending balance	470
Legal [Member]
Disclosure of Provisions [Line Items]
Other provisions beginning balance	143
Charge to income statement	59
Releases	(10)
Utilisation	(38)
Reclassification	(7)	[1]
Currency translation	2
Other provisions ending balance	149
Brazil Indirect Taxes [member]
Disclosure of Provisions [Line Items]
Other provisions beginning balance	203
Charge to income statement	15
Releases	(10)
Utilisation	(7)
Reclassification	(75)	[1]
Currency translation	2
Other provisions ending balance	128
Other [Member]
Disclosure of Provisions [Line Items]
Other provisions beginning balance	530
Charge to income statement	107
Releases	(62)
Utilisation	(54)
Reclassification	28	[1]
Currency translation	(12)
Other provisions ending balance	€ 537

[1]	Includes an amount transferred to impairment provision relating to Brazil indirect tax assets. See note 13.